Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. (the “Depositor”)

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley & Co. LLC

Morgan Stanley Bank, N.A.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

(collectively, the “Specified Parties”)

Re:	1345 Trust 2025-AOA (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2025-AOA (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 15 May 2025. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

15 May 2025

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a floating rate commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan has two related floating rate commercial mortgage loans comprised of unfunded future advances (the “Building Loan” and “Project Loan,” respectively, and together with the Mortgage Loan, the “Whole Loan”) that may be made by the future advance lender(s),
c.	The Building Loan and Project Loan, if and when made, will each be pari passu in right of payment with the Mortgage Loan and will not be assets of the Issuing Entity and
d.	The Mortgage Loan will be secured primarily by a first-lien mortgage on a commercial property (the “Property”).

The Depositor informed us that as of the Reference Date (as defined herein), the aggregate outstanding principal balance of the Building Loan and Project Loan will be $0. For the avoidance of doubt:

a.	All references and recalculations related to the Mortgage Loan that are described in this report are based on the Mortgage Loan and do not include the Building Loan or Project Loan,
b.	All references and recalculations related to the Building Loan that are described in this report are based on the maximum principal amount of the Building Loan,
c.	All references and recalculations related to the Project Loan that are described in this report are based on the maximum principal amount of the Project Loan and
d.	All references and recalculations related to the Whole Loan that are described in this report are based on the Mortgage Loan and the aggregate maximum principal amount of the Building Loan and Project Loan.

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Whole Loan, Mortgage Loan, Building Loan, Project Loan and Property that is expected to be as of 28 May 2025 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Attachment A Page 2 of 8

1. (continued)

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Whole Loan, Mortgage Loan, Building Loan, Project Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan, Building Loan and Project Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

5.	Using the:

a.       First Payment Date and

b.       Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Mortgage Loan, Building Loan and Project Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       Original Loan Term (mos) and

b.       Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Mortgage Loan, Building Loan and Project Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Document(s) indicate that the Mortgage Loan, Building Loan and Project Loan are interest-only for their entire terms, including during any extension periods. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos),” as shown on the Final Data File, for the original interest-only period of the Mortrgage Loan, Building Loan and Project Loan (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of the Mortrgage Loan, Building Loan and Project Loan (the “Original Amortization Term”),
c.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Mortgage Loan Balloon Balance”) and
d.	Use the “Companion Loan Original Balance,” as shown on the Final Data File, for the:
i.	Aggregate principal balance of the Building Loan and Project Loan as of the Reference Date (the “Companion Loan Cut-off Date Balance”) and
ii.	Aggregate principal balance of the Building Loan and Project Loan as of the “Maturity Date” of the Building Loan and Project Loan (the “Companion Loan Balloon Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

8.	Using the:
a.	Mortgage Loan Original Balance,
b.	Companion Loan Original Balance,
c.	Mortgage Loan Cut-off Date Balance,
d.	Companion Loan Cut-off Date Balance,
e.	Mortgage Loan Balloon Balance and
f.	Companion Loan Balloon Balance,

as shown on the Final Data File, we recalculated the:

i.	Whole Loan Original Balance,
ii.	Whole Loan Cut-off Date Balance and
iii.	Whole Loan Balloon Balance

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Spread,
b.	Whole Loan Spread,
c.	Mortgage Loan SOFR Floor,
d.	Mortgage Loan SOFR Rounding Methodology and
e.	Mortgage Loan SOFR Cap Strike Rate,

as shown on the Final Data File, and a SOFR assumption of 4.30000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Mortgage Loan Interest Rate at Cap,
iii.	Whole Loan Interest Rate and
iv.	Whole Loan Interest Rate at Cap

of the Mortgage Loan and Whole Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 8

10.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate at Cap and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly IO Payment,
ii.	Mortgage Loan Annual IO Debt Service and
iii.	Mortgage Loan Annual IO Debt Service at Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service at Cap” of the Mortgage Loan as the product of:

a.	1/12th of the product, rounded to two decimals, of:
i.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate at Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

Attachment A Page 6 of 8

11.	Using the:
a.	Whole Loan Original Balance,
b.	Whole Loan Interest Rate,
c.	Whole Loan Interest Rate at Cap and
d.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Monthly IO Payment,
ii.	Whole Loan Annual IO Debt Service and
iii.	Whole Loan Annual IO Debt Service at Cap

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Monthly IO Payment” of the Whole Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual IO Debt Service” of the Whole Loan as twelve (12) times the “Whole Loan Monthly IO Payment” of the Whole Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual IO Debt Service at Cap” of the Whole Loan as the product of:

a.	1/12th of the product, rounded to two decimals, of:
i.	The “Whole Loan Original Balance,” as shown on the Final Data File,
ii.	The “WholeLoan Interest Rate at Cap,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

Attachment A Page 7 of 8

12.	Using the:
a.	Mortgage Loan Annual IO Debt Service,
b.	Mortgage Loan Annual IO Debt Service at Cap,
c.	Mortgage Loan Cut-off Date Balance,
d.	Mortgage Loan Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Total Property SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Mortgage Loan IO NOI DSCR,
ii.	Underwritten Mortgage Loan IO NCF DSCR,
iii.	Underwritten Mortgage Loan IO NOI DSCR at Cap,
iv.	Underwritten Mortgage Loan IO NCF DSCR at Cap,
v.	Cut-off Date Mortgage Loan LTV,
vi.	Maturity Date Mortgage Loan LTV,
vii.	Underwritten Mortgage Loan NOI Debt Yield,
viii.	Underwritten Mortgage Loan NCF Debt Yield and
ix.	Mortgage Loan Per SF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

Attachment A Page 8 of 8

13.	Using the:
a.	Whole Loan Annual IO Debt Service,
b.	Whole Loan Annual IO Debt Service at Cap,
c.	Whole Loan Cut-off Date Balance,
d.	Whole Loan Balloon Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Total Property SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten Whole Loan IO NOI DSCR,
ii.	Underwritten Whole Loan IO NCF DSCR,
iii.	Underwritten Whole Loan IO NOI DSCR at Cap,
iv.	Underwritten Whole Loan IO NCF DSCR at Cap,
v.	Cut-off Date Whole Loan LTV,
vi.	Maturity Date Whole Loan LTV,
vii.	Underwritten Whole Loan NOI Debt Yield,
viii.	Underwritten Whole Loan NCF Debt Yield and
ix.	Whole Loan Per SF

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to two decimal places and
b.	Round the characteristics listed in v. through viii. above to the nearest 1/10th of one percent.

14.	Using the:
a.	Mortgage Loan Interest Rate and
b.	Administrative Fee Rate,

as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Whole Loan, Mortgage Loan, Building Loan and Project Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Promissory Notes (see Note 1)	13 May 2025

Mortgage Loan Agreement (see Note 1)	13 May 2025

Building Loan Agreement (see Note 1)	13 May 2025

Project Loan Agreement (see Note 1)	15 May 2025

Non-Consolidation Opinion (see Note 1)	13 May 2025

Guaranty Agreement (see Note 1)	12 May 2025

Environmental Indemnity Agreement (see Note 1)	12 May 2025

Cash Management Agreement (see Note 1)	12 May 2025

Administrative Fee Schedule	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	22 April 2025

Engineering Report	6 February 2025

Phase I Environmental Report	6 February 2025

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 June 2025

Pro Forma Title Policy	Not Dated

Insurance Risk Analysis (see Note 1)	12 May 2025

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Assignment of Management Agreement (see Note 1)	12 May 2025

Lease Agreements	Various

Lease Abtracts	Various

Bloomberg Screenshots	Not Dated

Ground Lease Estoppel	Not Dated

Ground Lease Review	Not Dated

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
County	USPS Internet Site (www.usps.com)
Zip Code	USPS Internet Site (www.usps.com)
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report
Most Recent Renovation	Appraisal Report
Total Property SF	Underwritten Rent Roll
Total Property Occupancy Rate	Underwritten Rent Roll
Occupancy As of Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
Terrorism Insurance	Insurance Risk Analysis
Windstorm Insurance	Insurance Risk Analysis
Earthquake Insurance	Insurance Risk Analysis
Flood Insurance	Insurance Risk Analysis

Major Tenant Information:

Characteristic	Source Document(s)

Major Tenant 1	Underwritten Rent Roll
Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
Major Tenant 1 Expiration	Underwritten Rent Roll
Major Tenant 2	Underwritten Rent Roll
Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
Major Tenant 2 Expiration	Underwritten Rent Roll
Major Tenant 3	Underwritten Rent Roll

Exhibit 2 to Attachment A

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
Major Tenant 3 Expiration	Underwritten Rent Roll
Major Tenant 4	Underwritten Rent Roll
Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
Major Tenant 4 Expiration	Underwritten Rent Roll
Major Tenant 5	Underwritten Rent Roll
Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
Major Tenant 5 Expiration	Underwritten Rent Roll

Underwriting Information:

Characteristic	Source Document(s)

Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent Revenue	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserve	Underwriter’s Summary Report
Underwritten TI/LC Reserve	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Initial	Mortgage Loan Agreement
Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement
Real Estate Tax Escrow – Springing Condition	Mortgage Loan Agreement
Insurance Escrow – Initial	Mortgage Loan Agreement
Insurance Escrow – Ongoing	Mortgage Loan Agreement
Insurance Escrow – Springing Condition	Mortgage Loan Agreement
Replacement Reserve Escrow – Initial	Mortgage Loan Agreement
Replacement Reserve Escrow – Ongoing	Mortgage Loan Agreement
Replacement Reserve Escrow – Springing Condition	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Rollover Escrow – Initial	Mortgage Loan Agreement
Rollover Escrow – Ongoing	Mortgage Loan Agreement
Rollover Escrow – Springing Condition	Mortgage Loan Agreement
Immediate Repairs Escrow – Initial	Mortgage Loan Agreement
Immediate Repairs Escrow – Ongoing	Mortgage Loan Agreement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow 1 – Description	Mortgage Loan Agreement
Other Escrow 1 – Initial	Mortgage Loan Agreement
Other Escrow 1 – Ongoing	Mortgage Loan Agreement
Other Escrow 1 – Springing Condition	Mortgage Loan Agreement
Other Escrow 2 – Description	Mortgage Loan Agreement
Other Escrow 2 – Initial	Mortgage Loan Agreement
Other Escrow 2 – Ongoing	Mortgage Loan Agreement
Other Escrow 2 – Springing Condition	Mortgage Loan Agreement

Whole Loan, Mortgage Loan, Building Loan and Project Loan Information:

Characteristic	Source Document(s)

Borrower	Mortgage Loan Agreement
Payment Date	Mortgage Loan Agreement
Grace Period (Late Fee)	Mortgage Loan Agreement
Grace Period (Default)	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement, Project Loan Agreement and Building Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement, Project Loan Agreement and Building Loan Agreement
Interest Accrual Start	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Whole Loan, Mortgage Loan, Building Loan and Project Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual End	Mortgage Loan Agreement
Extension Options	Mortgage Loan Agreement
Extension Option Description	Mortgage Loan Agreement
Mortgage Loan SOFR Cap Strike Rate	Mortgage Loan Agreement, Project Loan Agreement and Building Loan Agreement
Mortgage Loan Interest Rate Adjustment Frequency	Mortgage Loan Agreement
Mortgage Loan SOFR Rounding Methodology	Mortgage Loan Agreement, Project Loan Agreement and Building Loan Agreement
Mortgage Loan SOFR Floor	Mortgage Loan Agreement, Project Loan Agreement and Building Loan Agreement
Lockbox	Mortgage Loan Agreement
Cash Management	Mortgage Loan Agreement
Cash Management Springing Condition	Mortgage Loan Agreement
Carve-Out Guarantor(s)	Guaranty Agreement
Sponsor	Mortgage Loan Agreement
Non-Consolidation Opinion	Non-Consolidation Opinion
SPE	Mortgage Loan Agreement
Independent Director	Mortgage Loan Agreement
Future Debt Permitted (Y/N)	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement
Partial Release (Y/N)	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Title Type	Pro Forma Title Policy
Ground Lease Expiration Date	Ground Lease Estoppel
Ground Lessor	Ground Lease Estoppel
Administrative Fee Rate	Administrative Fee Schedulei

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date associated with the space which has the largest square footage, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events described in the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events described in the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

6.	For the purpose of comparing the:
a.	Amortization Type,
b.	Interest Accrual Method,
c.	Mortgage Loan SOFR Cap Strike Rate
d.	Mortgage Loan SOFR Rounding Methodology and
e.	Mortgage Loan SOFR Floor

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan, Project Loan and Building Loan that is shown in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Loan / Property Name
Monthly P&I Payment
Annual P&I Debt Service
Mortgage Loan Original Balance
Companion Loan Original Balance
First Payment Date
Maturity Date
Fully Extended Maturity Date
Loan Purpose
Origination Date
Mortgage Loan Spread
Whole Loan Spread
Environmental Phase II Report Date
PML %
Seismic Report Date
Defeasance Lockout Expiration Date
Open Period Begin Date
Prepay Description
Partial Defeasance
Partial Defeasance Description
Mortgage Loan SOFR Cap Expiration Date
Mortgage Loan SOFR Cap Provider
Mortgage Loan SOFR Cap Provider Rating (F/M/S)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.